Leases (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Charter-in vessels in operation
Operating Leased Assets [Line Items]
2013	$ 97,634
2014	65,223
2015	49,387
2016	46,575
2017	40,380
2018 and thereafter	125,910
Total	425,109
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
2013	9,025
2014	26,463
2015	26,463
2016	26,535
2017	26,463
2018 and thereafter	116,920
Total	231,869
Office Space
Operating Leased Assets [Line Items]
2013	2,598
2014	2,504
2015	2,436
2016	2,294
2017	2,271
2018 and thereafter	2,615
Total	$ 14,718